Business Transactions - Leagold Mining Corporation and Equinox Gold Corp (Details) $ / shares in Units, $ in Millions, $ in Millions								3 Months Ended			12 Months Ended
	Jan. 15, 2021 USD ($) shares	Jan. 15, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 shares	Apr. 13, 2020 USD ($)	Apr. 13, 2020 CAD ($) $ / shares shares	Dec. 16, 2019 shares	May 24, 2018	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019	Jul. 03, 2020 $ / shares	Apr. 15, 2020 shares
Disclosure of detailed information about business combination [line items]
Gain (loss) on discontinuation of equity method of accounting | $											$ 21.3
Sale of stock price per share (in usd per share) | $ / shares													$ 10.00
Purchased warrants exercised (in shares)	405,000	405,000
Outstanding purchase warrants (in shares)		6,000,000
Consideration, purchase warrants	$ 4.2	$ 5.5
Equinox
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			2.50%
Sale of stock, number of shares available for sale (in shares)														12,000,000
Proceeds from sales of interests in associates								$ 15.6	$ 20.5
Number of common shares, investment in associate (in shares)					1
Number of common share purchase warrant (in shares)					0.5
Warrant to purchase common share, shares acquirable per warrant (in shares)					1
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares					$ 13.50
Warrant to purchase common stock, period				9 months	9 months
Sales of stock, number of shares sold (in shares)								1,200,000	1,200,000
Number of shares of associate held (in shares)			6,000,000								6,000,000
Proceeds from Sale of Stock in Associate				$ 85.2	$ 120.0
Disposal Brio Gold Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							53.60%
Yamana Gold
Disclosure of detailed information about business combination [line items]
Future proportion of ownership interest in merged entity						9.00%
Equinox
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares available for sale (in shares)					12,000,000
Sale of stock price per share (in usd per share) | $ / shares					$ 10.00
Equinox | Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Shares receivable upon merger						0.331
Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate							20.50%				0.00%	20.40%
Equinox
Disclosure of detailed information about business combination [line items]
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares		$ 13.50
Monarch Gold Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate								7.10%	7.10%	6.00%
Warrant to purchase common share, shares acquirable per warrant (in shares)										1
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares										$ 0.29